NC SLF Inc.
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
March 31, 2023
(dollars in thousands)

Portfolio Company (1) (2)	Footnotes	Investment	Spread Above Reference Rate (3)	Interest Rate (3)	Maturity Date	Par Amount	Amortized Cost	Fair Value	% of Net Assets (5)
Investments
Debt Investments
Air Freight & Logistics
Kenco Group, Inc.	(4)	First Lien Term Loan	S + 5.50%	10.41%	11/15/2029	14,984	14,698	14,693	0.0481
Kenco Group, Inc. (Delayed Draw)	(4) (6)	First Lien Term Loan	S + 5.50%	10.41%	11/15/2029	2,479	(47)	(48)	-0.02%
Total Air Freight & Logistics							14,651	14,645	4.79%

Auto Components
Randys Holdings, Inc	(4) (7)	First Lien Term Loan	S + 6.50%	11.41%	11/1/2028	13,092	12,841	12,840	4.20%
Randys Holdings, Inc (Delayed Draw)	(4) (6) (7)	First Lien Term Loan	S + 6.50%	11.41%	11/1/2028	4,375	-	(84)	-0.03%
Total Auto Components							12,841	12,756	4.17%

Automobiles
American Auto Auction Group	(10)	First Lien Term Loan	S + 5.00%	9.91%	12/30/2027	10,600	10,514	9,233	3.02%
Total Automobiles							10,514	9,233	3.02%

Chemicals
Ascensus Specialties	(4) (7)	First Lien Term Loan	L + 4.25%	9.11%	6/30/2028	14,254	14,026	13,777	4.50%
Total Chemicals							14,026	13,777	4.50%

Commercial Services & Supplies
Integrated Power Services	(4)	First Lien Term Loan	L + 4.50%	9.69%	11/22/2028	5,030	5,002	4,904	1.60%
Phaidon International	(4) (8)	First Lien Term Loan	S + 5.50%	10.30%	8/22/2029	19,256	19,084	19,256	6.30%
Total Commercial Services & Supplies							24,086	24,160	7.90%

Construction Materials
Sciens Building Solutions, LLC	(4) (7)	First Lien Term Loan	L + 5.75%	10.94%	12/15/2027	10,094	9,932	9,555	3.12%
Sciens Building Solutions, LLC (Delayed Draw)	(4) (6) (7)	First Lien Term Loan	L + 5.75%	10.94%	12/15/2027	5,306	1,712	1,470	0.48%
Total Construction Materials							11,644	11,025	3.60%

Containers & Packaging
Five Star Packing	(4)	First Lien Term Loan	S + 4.25%	9.15%	5/5/2029	5,579	5,504	5,481	1.79%
Impact Parent Corporation (d/b/a Impact Environmental Group)	(4)	First Lien Term Loan	S + 6.00%	10.90%	3/23/2029	3,660	3,587	3,587	1.17%
Impact Parent Corporation (d/b/a Impact Environmental Group) (Delayed Draw)	(4) (6)	First Lien Term Loan	S + 6.00%	10.90%	3/23/2029	1,701	(8)	(34)	-0.01%
Pelican Products	(4) (7)	First Lien Term Loan	L + 4.25%	9.44%	12/29/2028	7,900	7,834	7,128	2.33%
Resource Label Group	(4) (7)	First Lien Term Loan	L + 4.00%	8.86%	7/7/2028	4,890	4,877	4,728	1.55%
Spartech	(4) (7)	First Lien Term Loan	L + 4.75%	9.94%	5/8/2028	9,899	9,899	9,616	3.14%
Total Containers & Packaging							31,693	30,506	9.97%

Diversified Consumer Services
Apex Services Partners, LLC (Delayed Draw) (Incremental)	(4) (7)	First Lien Term Loan	S + 5.50%	10.41%	7/31/2025	4,851	4,832	4,821	1.58%
Apex Services Partners, LLC (Incremental)	(4) (7)	First Lien Term Loan	S + 5.50%	10.41%	7/31/2025	4,851	4,812	4,821	1.58%
Excel Fitness	(4)	First Lien Term Loan	S + 5.25%	10.16%	4/27/2029	11,940	11,818	11,348	3.70%
Total Diversified Consumer Services							21,462	20,990	6.86%

Energy Equipment & Services
Ovation Holdings, Inc. (Delayed Draw)	(4) (6)	First Lien Term Loan	S + 6.25%	11.16%	2/3/2029	1,666	(20)	(37)	-0.01%
Ovation Holdings, Inc.	(4)	First Lien Term Loan	S + 6.25%	11.16%	2/3/2029	7,084	6,930	6,928	2.26%
Total Energy Equipment & Services							6,910	6,891	2.25%

Gas Utilities
D&H United Fueling Solutions	(4)	First Lien Term Loan	S + 5.25%	10.16%	9/16/2028	7,359	7,225	7,201	2.35%
D&H United Fueling Solutions (Delayed Draw)	(4)	First Lien Term Loan	S + 5.25%	10.16%	9/16/2028	2,342	2,322	2,292	0.75%
Total Gas Utilities							9,547	9,493	3.10%

Health Care Providers & Services
Forefront Dermatology	(4) (7)	First Lien Term Loan	S + 4.25%	9.05%	4/2/2029	3,907	3,836	3,790	1.24%
Forefront Dermatology (Delayed Draw)	(4) (6) (7)	First Lien Term Loan	S + 4.25%	9.05%	4/2/2029	736	709	687	0.22%
Gastro Health	(4)	First Lien Term Loan	L + 4.50%	9.69%	7/3/2028	6,230	6,192	6,018	1.97%
Gastro Health (Delayed Draw)	(4)	First Lien Term Loan	L + 4.50%	9.69%	7/3/2028	2,079	2,067	2,008	0.66%
PromptCare	(4) (7)	First Lien Term Loan	L + 6.00%	10.86%	9/1/2027	9,285	9,164	9,074	2.97%
PromptCare (Delayed Draw)	(4) (6) (7)	First Lien Term Loan	L + 6.00%	10.86%	9/1/2027	3,396	1,245	1,199	0.39%
Sandlot Buyer, LLC (Prime Time Healthcare)	(4)	First Lien Term Loan	S + 6.00%	10.90%	9/19/2028	19,500	18,946	19,310	6.31%
SCP Eye Care Holdco, LLC (DBA EyeSouth Partners)	(4)	First Lien Term Loan	S + 5.75%	10.66%	10/5/2029	7,823	7,663	7,673	2.51%
SCP Eye Care Holdco, LLC (DBA EyeSouth Partners) (Delayed Draw)	(4) (6)	First Lien Term Loan	S + 5.75%	10.66%	10/5/2029	2,546	-	(49)	-0.02%
Soliant Health	(4)	First Lien Term Loan	L + 4.00%	8.86%	3/31/2028	7,270	7,260	7,241	2.37%
Southern Veterinary Partners	(4) (7)	First Lien Term Loan	S + 5.50%	10.30%	10/5/2027	8,933	8,774	8,763	2.86%
Total Health Care Providers & Services							65,856	65,714	21.48%

High Tech Industries
Infinite Bidco LLC (Infinite Electronics) (Incremental)	(4) (7)	First Lien Term Loan	S + 6.25%	11.15%	3/2/2028	2,536	2,463	2,462	0.80%
Total High Tech Industries							2,463	2,462	0.80%

Household Durables
All My Sons	(4)	First Lien Term Loan	L + 4.75%	9.61%	10/25/2028	5,899	5,852	5,818	1.90%
Petmate	(4) (7)	First Lien Term Loan	L + 5.50%	10.69%	9/15/2028	12,851	12,748	8,392	2.74%
Total Household Durables							18,600	14,210	4.64%

Industrial Conglomerates
ISG Merger Sub, LLC (dba Industrial Service Group)	(4)	First Lien Term Loan	S + 6.25%	11.05%	12/7/2028	5,753	5,642	5,642	1.85%
ISG Merger Sub, LLC (dba Industrial Service Group) (Delayed Draw)	(4) (6)	First Lien Term Loan	S + 6.25%	11.05%	12/7/2028	2,983	(14)	(57)	-0.02%
Total Industrial Conglomerates							5,628	5,585	1.83%

Insurance
Patriot Growth Insurance Service (Delayed Draw) (Incremental)	(4) (6) (7)	First Lien Term Loan	L + 5.75%	10.94%	10/14/2028	8,993	2,051	1,884	0.62%
Risk Strategies (Delayed Draw)	(4) (7)	First Lien Term Loan	S + 5.50%	10.41%	11/1/2026	5,403	5,403	5,264	1.72%
Risk Strategies (Delayed Draw)	(4) (6) (7)	First Lien Term Loan	S + 5.50%	10.41%	11/1/2026	5,976	551	447	0.15%
Total Insurance							8,005	7,595	2.49%

Internet and Direct Marketing Retain
Xpressmyself.com LLC (a/k/a SmartSign)	(4)	First Lien Term Loan	S + 5.00%	9.91%	9/7/2028	7,363	7,298	7,295	2.38%
Total Internet and Direct Marketing Retain							7,298	7,295	2.38%

IT Services
Evergreen Services Group	(4) (7)	First Lien Term Loan	S + 6.00%	10.91%	6/15/2029	9,163	8,998	8,886	2.91%
Evergreen Services Group (Delayed Draw)	(4) (7)	First Lien Term Loan	S + 6.00%	10.91%	6/15/2029	2,191	2,171	2,124	0.69%
Total IT Services							11,169	11,010	3.60%

Leisure Products
TouchTunes Interactive	(4)	First Lien Term Loan	S + 5.00%	9.90%	4/2/2029	7,613	7,545	7,439	2.43%
Total Leisure Products							7,545	7,439	2.43%

Machinery
Hyperion	(10)	First Lien Term Loan	L + 4.50%	9.69%	8/28/2028	4,283	4,268	4,247	1.39%
Total Machinery							4,268	4,247	1.39%

Pharmaceuticals
Wellspring Pharmaceutical	(4)	First Lien Term Loan	S + 5.75%	10.65%	8/22/2028	3,404	3,342	3,300	1.08%
Wellspring Pharmaceutical (Delayed Draw)	(4) (6)	First Lien Term Loan	S + 5.75%	10.65%	8/22/2028	1,579	(11)	(48)	-0.02%
Total Pharmaceuticals							3,331	3,252	1.06%

Professional Services
AG Group Holdings, Inc.	(4)	First Lien Term Loan	S + 4.00%	8.80%	12/29/2028	10,429	10,409	10,218	3.34%
LSCS Holdings Inc.	(10)	First Lien Term Loan	L + 4.50%	9.36%	12/16/2028	11,168	11,121	10,798	3.53%
Total Professional Services							21,530	21,016	6.87%

Software
BusinesSolver	(4) (7)	First Lien Term Loan	L + 5.50%	10.81%	12/1/2027	8,892	8,821	8,716	2.85%
BusinesSolver (Delayed Draw)	(4) (6) (7)	First Lien Term Loan	L + 5.50%	10.81%	12/1/2027	2,417	197	158	0.05%
Revalize (Delayed Draw)	(4) (7)	First Lien Term Loan	S + 5.75%	10.66%	4/15/2027	1,290	1,281	1,194	0.39%
Revalize (Delayed Draw)	(4) (7)	First Lien Term Loan	S + 5.75%	10.66%	4/15/2027	287	286	265	0.09%
Revalize (Delayed Draw)	(4) (7)	First Lien Term Loan	S + 5.75%	10.66%	4/15/2027	5,025	5,012	4,647	1.52%
Total Software							15,597	14,980	4.90%

Transportation Infrastructure
FSK Pallet Holding Corp. (DBA Kamps Pallets)	(4)	First Lien Term Loan	L + 5.00%	10.19%	12/23/2026	8,706	8,547	8,494	2.78%
Transit Buyer LLC (dba“Propark”)	(4)	First Lien Term Loan	S + 6.25%	11.15%	1/31/2029	5,938	5,825	5,823	1.90%
Transit Buyer LLC (dba“Propark”) (Delayed Draw)	(4) (6)	First Lien Term Loan	S + 6.25%	11.15%	1/31/2029	2,699	(52)	(53)	-0.02%
Total Transportation Infrastructure							14,320	14,264	4.66%

Wholesale
INS Intermediate II, LLC (Ergotech Controls, Inc. – d/b/a INS)	(4)	First Lien Term Loan	S + 6.50%	11.41%	1/19/2029	7,018	6,884	6,883	2.26%
INS Intermediate II, LLC (Ergotech Controls, Inc. – d/b/a INS) (Delayed Draw)	(4) (6)	First Lien Term Loan	S + 6.50%	11.41%	1/19/2029	1,732	(33)	(34)	-0.01%
Total Wholesale							6,851	6,849	2.25%

Total Debt Investments							349,835	339,394	110.94%

Cash equivalents	(9)						15,332	15,332	5.01%
Total Investments							$365,167	$354,726	115.95%

(1) All investments are non-controlled/non-affiliated investments as defined by the Investment Company Act of 1940, as amended (the "1940 Act"). The 1940 Act classifies investments based on the level of control that the Company maintains in a particular portfolio company. As defined in the 1940 Act, a company is generally presumed to be “non-controlled” when the Company owns 25% or less of the portfolio company’s voting securities and “controlled” when the Company owns more than 25% of the portfolio company’s voting securities. The 1940 Act also classifies investments further based on the level of ownership that the Company maintains in a particular portfolio company. As defined in the 1940 Act, a company is generally deemed as “non-affiliated” when the Company owns less than 5% of a portfolio company’s voting securities and “affiliated” when the Company owns 5% or more of a portfolio company’s voting securities.

(2) Unless otherwise indicated, issuers of debt held by the Company are domiciled in the United States.
(3) All of the investments bear interest at rates that may be determined by reference to London Interbank Offered Rate (“LIBOR” or "L"), as well as Secured Overnight Financing Rate ("SOFR" or "S"), which reset monthly or quarterly. For each such investment, the Company has provided the spread over LIBOR and SOFR and the current contractual interest rate in effect at March 31, 2023. As of March 31, 2023, the effective rates for the 1M L, 3M L, 6M L are 4.86%, 5.19%, and 5.31%, respectively. As of March 31, 2023, the effective rates for 1M S, 3M S and 6M S are 4.80%, 4.91% and 4.90%, respectively. For portfolio companies with multiple interest rate contracts, the interest rate shown is a weighted average current interest rate in effect as of March 31, 2023. Certain investments are subject to a LIBOR floor. For fixed rate loans, a spread above a reference rate is not applicable.

(4) Investment valued using unobservable inputs (Level 3).
(5) Percentage is based on net assets of $305,930 as of March 31, 2023
(6) Position is an unfunded loan commitment, and no interest is being earned. The investment may be subject to an unused/letter of credit facility fee.
(7) Investment is a unitranche position.
(8) This portfolio company is not domiciled in the United States. The principal place of business for Phaidon International is the United Kingdom.
(9) Cash equivalents balance represents amounts held in interest-bearing money market funds issued by U.S. Bank National Association ($15,323) and by First American Government Obligations Fund - Class Z ($9).

(10) Investments valued using observable inputs (Level 2)